Financial risk management - Fair values (Tables)	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Assets and Liabilities by Class
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level 1	IFRS 9 Classification	31 Dec 2022 US$M	30 June 2022 US$M
Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	–	–
Current other derivative contracts	2	Fair value through profit or loss	146	326
Current other financial assets	–	Amortised cost	–	100
Current other investments 3	1,2	Fair value through profit or loss	329	203
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	167	136
Non-current other derivative contracts	2	Fair value through profit or loss	26	16
Non-current other financial assets 4	3	Fair value through profit or loss	238	273
Non-current investment in shares	1,3	Fair value through other comprehensive income	178	138
Non-current other investments 3	1,2	Fair value through profit or loss	261	239

Total other financial assets			1,345	1,431
Cash and cash equivalents		Amortised cost	9,605	17,236
Trade and other receivables 5		Amortised cost	1,293	1,674
Provisionally priced trade receivables	2	Fair value through profit or loss	2,960	3,478

Total financial assets			15,203	23,819

Non-financial assets			72,621	71,347

Total assets			87,824	95,166

Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	205	358
Current other derivative contracts	2	Fair value through profit or loss	101	118
Current other financial liabilities 6		Amortised cost	70	103
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	2,025	1,466
Non-current other derivative contracts	2	Fair value through profit or loss	38	31
Non-current other financial liabilities 6		Amortised cost	435	500

Total other financial liabilities			2,874	2,576
Trade and other payables 7		Amortised cost	4,149	5,223
Provisionally priced trade payables	2	Fair value through profit or loss	652	1,385
Bank loans 8		Amortised cost	2,460	2,472
Notes and debentures 8		Amortised cost	9,546	11,363
Lease liabilities			2,694	2,576
Other 8		Amortised cost	1	17

Total financial liabilities			22,376	25,612

Non-financial liabilities			18,896	20,788

Total liabi lities			41,272	46,400

1
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 unless specified otherwise in the following footnotes.

2
Cross currency and interest rate swaps are valued using market data including interest rate curves and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.

3
Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of
 US$277

million (30 June 2022:
US
$252

million)

of which other investments (mainly US Treasury Notes) of US$135 million is categorised as Level 1 (30 June 2022: US$119 million).

4	Includes receivables contingent on outcome of future events relating to mining and regulatory approvals of US$238 million (30 June 2022: $233 million) .
5	Excludes input taxes of US$412 million (30 June 2022: US$427 million) included in other receivables.
6	Includes the discounted settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations.
7	Excludes input taxes of US$81 million (30 June 2022: US$79 million) included in other payables.
8	All interest bearing liabilities, excluding lease liabilities, are unsecured.